Accrued Liabilities	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Accrued Liabilities	10 – ACCRUED LIABILITIES
	March 31, 2018	March 31, 2017
	$	$

Employee related accruals	22,123	11,931
Trade	(3,082)	7,194
	19,041	19,125